Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
Warrants

18. Warrants

The following table reflects the continuity of warrants:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2021 and September 30, 2022	35,837,500	$11.50

The warrants expire on January 14, 2026. The Company has the right to accelerate expiry of the warrants (excluding the warrants held by the Subversive Capital Sponsor LLC in certain circumstances), if for any 20 trading days in a 30-day trading period the closing price of the share is $18.00 or greater.

21. Warrants

The following table reflects the continuity of warrants for the year ended December 31, 2021 and 2020:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2019	35,837,500	$11.50
Granted	-	-
Exercised	-	-
Expired	-	-
Balance, December 31, 2020 and December 31, 2021	35,837,500	$11.50

The Class A and Class B warrants were converted into one class of warrants on January 15, 2021 and became exercisable on March 22, 2021. The warrants expire on January 14, 2026. The Company has the right to accelerate expiry if for any 20 trading days in a 30-day trading period the closing price of the share is $18.00 or greater.

During the year ended December 31, 2021, and in conjunction with the closing of the Qualifying Transaction described in Note 3, certain shareholders entered into the Lockup and Forfeiture Agreement, that generally restricts their ability to transfer or trade their warrants for a period of nine months. The trade and transfer restriction period ended July 15, 2021.